Accounts receivable, net	12 Months Ended
Dec. 31, 2022
Accounts receivable, net [Abstract]
Accounts receivable, net
13.	Accounts receivable, net

(In thousands)	December 31, 2021	December 31, 2022
Accounts receivable	18,273	10,480
Less: Allowance for doubtful accounts	(3,350)	(4,519)
Accounts receivable, net	14,923	5,961

The following table presents movement in the allowance for doubtful accounts:

(In thousands)	December 31, 2020	December 31, 2021	December 31, 2022
Balance at beginning of the year	495	3,289	3,350
Additions	2,785	67	1,273
Reversal	—	(22)	(26)
Exchange difference	—	16	(78)
Balance at end of the year	3,289	3,350	4,519